091-16824

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91-		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

RECEIVED 2014 JAN 28 PM 3: 19 SEC / MR

SEC Mail Processing Section JAN 28 2014 Washington DC 404

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

[redacted]

14010098

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI ACWI ex USA High Dividend Yield Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

QDXU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE; London; Swiss SIX Exchange; Euronext France; Xetra; Toronto; ASX National; Hong Kong; MICEX; OMX Exchanges; Tokyo; Johannesburg; Oslo; Sao Paulo; Singapore; Spanish Stock Market Interconnection System (SIBE); Helsinki; Irish; Euronext Netherlands; Kuala Lumpur; Taipei; Italy Continuous; Warsaw; Bogota; Euronext Portugal; Korea Stock Exchange; Copenhagen; Bangkok; Vienna; Euronext Belgium; NZSE National Market; Mexico City; Indonesia Stock Exchange; Tel Aviv; Santiago; Prague; Bombay; Istanbul; Shanghai; Manila; Taiwan OTC (Gre Tai Securities Market); Cairo; Shenzhen

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

January 23, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2014

Janet McGinness
Corporate Secretary

RECEIVED
2014 JA[redacted] PM 3: 15
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

SEC
Mail Processing
Section
JAN 28 2014
Washington DC
404

Via Overnight Mail

January 23, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Market Vectors MSCI Emerging Markets Quality ETF**
Market Vectors MSCI Emerging Markets Quality Dividend ETF
Market Vectors MSCI International Quality ETF
Market Vectors MSCI International Quality Dividend ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Market Vectors MSCI Emerging Markets Quality ETF	QEM
Market Vectors MSCI Emerging Markets Quality Dividend ETF	QDEM
Market Vectors MSCI International Quality ETF	QXUS
Market Vectors MSCI International Quality Dividend ETF	QDXU

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 [illegible]